Other Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [abstract]
Long-term receivables	CAD 144	CAD 117
Leasehold incentives	2	13
Precious metals	21	23
Other	18	19
Other non-current assets	CAD 185	CAD 172